REVENUE AND EXPENSES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total	€ 161,647	€ 115,747	€ 80,253	€ 70,497
Online sports betting [Member]
IfrsStatementLineItems [Line Items]
Total	72,176	58,470	45,875	39,719
Online casino wagering [Member]
IfrsStatementLineItems [Line Items]
Total	89,461	57,277	34,178	30,778
Others [Member]
IfrsStatementLineItems [Line Items]
Total	€ 10		€ 200